Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Less: current portion	$ 6
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance – Beginning of the year	3,634	3,897	$ 6,854
Share purchase warrants issued during the year (note 19)	3,457
Share purchase warrants exercised during the year	(318)		(735)
Change in fair value of share purchase warrants	(4,518)	(263)	(2,222)
Balance - End of the year	2,255	3,634	3,897
Less: current portion	(6)
Non-current portion	$ 2,249	$ 3,634	$ 3,897